Compensation of Key Management Personnel	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Compensation of Key Management Personnel
COMPENSATION OF KEY MANAGEMENT PERSONNEL

Key management personnel have been identified as the Board of Directors and the five executive officers of the Company.

Key management personnel remuneration consisted of the following:

($000s)	2018	2017
Salaries, incentives and short-term benefits	$2,352	$2,015
Share-based compensation	2,210	692
	$4,562	$2,707